Significant Accounting Policies (Details 1)	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Period-end spot rate [Member]
Currency exchange rates	US$1=RMB 6.7335 Yuan	US$1=RMB 6.2881 Yuan
Average rate [Member]
Currency exchange rates	US$1=RMB 6.7317 Yuan	US$1=RMB 6.6021 Yuan